Income Taxes (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Valuation allowance	$ 122,876		$ 0
Blade Urban Air Mobility [Member]
Valuation allowance		$ 10,042,000		$ 7,493,000